ASSETS AND LIABILITIES HELD FOR SALE - Assets and liabilities classified as held for sale (Details) - Assets And Liabilities Held For Sale - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Assets classified as held for sale
Cash and cash equivalents	¥ 57,033	¥ 57,729
Short term investments, available for sale	10,032
Accounts receivable, net	2,105	990
Prepaid and other current assets, net	7,355	5,810
Property and equipment, net	47,995	46,252
Land use right, net	1,685	1,685
Intangible assets, net	16,443	16,455
Goodwill	3,803	3,803
Other non-current assets, net	500
Total Assets	146,951	132,724
Liabilities classified as held for sale
Deferred revenue	62,831	64,832
Accounts payable	801	1,117
Accrued and other liabilities	7,676	12,000
Income tax payable, current	2,972	643
Deferred tax liabilities, net	4,577	4,569
Total liabilities	¥ 78,857	¥ 83,161